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                          VAN KAMPEN AMERICAN CAPITAL
                          EMERGING MARKETS INCOME FUND
                   SUPPLEMENT DATED FEBRUARY 23, 1996 TO THE
                       PROSPECTUS DATED OCTOBER 27, 1995.

     The section of the Prospectus captioned "Investment Advisory
Services -- Sub-Advisory Agreement" is hereby supplemented as follows:

          The Sub-Adviser is indirectly controlled by Frank A. Fernandez, the Fund's Chief Portfolio Manager. The Sub-Adviser is located at 400 Madison Avenue, New York, New York. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser shares in the net advisory fees paid to the Adviser from the Fund as follows: 55% of net advisory fees until July 21, 1996; 50% of net advisory fees until July 21, 1997; 45% of net advisory fees until July 21, 1998; and 40% of net advisory fees thereafter. The Sub-Adviser's fees are paid directly by the Adviser.
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                          VAN KAMPEN AMERICAN CAPITAL
                          EMERGING MARKETS INCOME FUND
                   SUPPLEMENT DATED FEBRUARY 23, 1996 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 1995.

     Under the section of the Statement of Additional Information captioned "Investment Sub-Advisory Agreement," delete the second paragraph and insert in its place the following:

          The Sub-Adviser is indirectly controlled by Frank A. Fernandez, the Fund's Chief Portfolio Manager. Frank Fernandez Associates, Inc., owns a 99% limited partnership interest in the Sub-Adviser. Frank Fernandez Associates, Inc. is wholly-owned by Frank A. Fernandez. Global Emerging Markets L.L.C., a New York limited liability company, owns a 1% general partnership interest in the Sub-Adviser.

     Under the section of the Statement of Additional Information captioned "Officers and Trustees," delete the references to Philip Gaughan who resigned from the Board of Trustees as of January 26, 1996 and David Rees and Lawrence J. Sheehan who were removed from the Board of Trustees as of January 29, 1996.